     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 2000
                                                       REGISTRATION NO. 33-43654
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 -------------
                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.                    [ ]
                         POST-EFFECTIVE AMENDMENT NO. 16                  [X]
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 18                          [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                                 -------------
                        ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)
                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)
                               100 CHURCH STREET
                                   11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                                 (212) 602-8250
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                                 -------------
                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415
                                 -------------
It is proposed that this filing will become effective (check appropriate space):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on July 10, 2000 pursuant to paragraph (b) of Rule 485
      --------------
         (date)
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on               pursuant to paragraph (a)(1) of Rule 485
      --------------
         (date)
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-12

================================================================================

PART A, THE PROSPECTUS, AND PART B, THE STATEMENT OF ADDITIONAL INFORMATION, ARE INCORPORATED BY REFERENCE TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15 TO FORM N-4, REGISTRATION NO. 33-43654 FILED ON MAY 1, 2000.

                         MERRILL LYNCH RETIREMENT PLUS(SM)

                                    Issued by

                    ML LIFE INSURANCE COMPANY OF NEW YORK
        ML of New York Variable Annuity Separate Account A ("Account A") ML of New York Variable Annuity Separate Account B ("Account B")

                         Supplement Dated July 10, 2000
                                     To The
                          Prospectus Dated May 1, 2000

This supplement describes certain changes to the Retirement Plus variable annuity contracts (collectively, the "Contracts") issued by ML Life Insurance Company of New York ("we" or "us"). These changes, which are described in more detail below, include:

          - adding a new subaccount that invests in the Focus Twenty Select Fund of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds");

          - increasing the maximum owner age (or oldest co-owner age) and the maximum annuitant age on certain Contracts to age 90;

          - providing a step-up of contract value upon spousal continuation of the Contract to equal the amount of the death benefit that we would have paid to the surviving spouse;

          - allowing up to 6 lump sum withdrawals without a contingent deferred sales charge (instead of one) from Account A each contract year to the extent that the withdrawals do not exceed the "free withdrawal amount"; and

          -       allowing systematic withdrawals of fixed amounts from Account
                  A.

NEW SUBACCOUNT

Beginning on July 10, 2000, an additional subaccount of Account A will be available for allocations of premiums and contract value. With the addition of this new subaccount, there are 23 subaccounts currently available under the Contracts. You may select up to 18 of these 23 subaccounts for allocation of premiums and contract value.

The new subaccount invests exclusively in Class A shares of a designated mutual fund portfolio of the Variable Series Funds. The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. The investment objective of the newly available portfolio is described below. There is no guarantee that this portfolio will be able to meet its investment objective.

Focus Twenty Select Fund seeks long-term capital appreciation. The Fund is a non-diversified fund and invests primarily in common stocks of approximately 20 companies that Fund management believes have strong earnings growth and capital appreciation potential. To a lesser extent, the Fund also may invest in preferred stock, convertible securities, warrants, and rights to subscribe to common stock of these companies.

FEE TABLE. The following expenses of the Fund are based on estimates for the current year:

                                                MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                                                ----------------------------------------------------------

                                                                 FOCUS TWENTY SELECT FUND

ANNUAL EXPENSES
Investment Advisory Fees                                                   0.85%
Other Expenses                                                              __%
Total Annual Operating Expenses                                             __%
Expense Reimbursements                                                      __%
Net Expenses                                                                __%

EXAMPLES OF CHARGES. If you surrender the Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested in the Focus Twenty Select Fund, assuming a 5% annual return on assets:

==================================================================================
                                                         1 YEAR        3 YEARS
==================================================================================
SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
==================================================================================
         Focus Twenty Select Fund+                        $__            $__
==================================================================================


If you annuitize or do not surrender the Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested in the Focus Twenty Select Fund, assuming a 5% annual return on assets:

=================================================================================
                                                         1 YEAR       3 YEARS
=================================================================================
SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
=================================================================================
         Focus Twenty Select Fund+                        $__           $__
=================================================================================

---------

+       Class A shares

The Examples reflect expenses and charges of Account A and the Fund. They also reflect the $40 contract maintenance charge as 0.025% of average assets. The Examples do not include charges to contract owners for premium taxes. See the CHARGES AND DEDUCTIONS section in the Prospectus and the Fund prospectus for a further discussion of fees and charges. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF THE FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

MAXIMUM OWNER AND ANNUITANT AGES

We are increasing the maximum owner age and maximum annuitant age on certain Contracts from age 85 to age 90, as described below.

New Contracts. Upon receiving state approval, we will issue nonqualified Contracts as long as the owner (or the oldest co-owner) and the annuitant are both less than 90 years old. In addition, the annuity date may not be later than the date the annuitant would reach age 90.

Existing Contracts. For Contracts issued prior to receiving state approval, the new maximum annuitant age of 90 will apply to any change in annuitant. In addition, any new annuity date may not be later than the date the annuitant would reach age 90. The maximum owner age remains age 85. These changes to the maximum annuitant age and latest annuity date will not automatically alter your Contract. They will apply only if you request a change in annuitant or annuity date.

SPOUSAL CONTINUATION STEP-UP

Upon receiving state approval, if the owner dies and the surviving spouse elects to continue the Contract, we will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. The increase will be applied to each subaccount based on the ratio of your contract value in each subaccount to your contract value.

NEW WITHDRAWAL RIGHTS

    LUMP SUM WITHDRAWALS

Beginning August 18, 2000, you may make up to 6 lump sum withdrawals from Account A each contract year. We will not impose any contingent deferred sales charge on any withdrawals from Account A in a contract year to the extent they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or
(b), where:

    a = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

    b = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken into account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $2,000. Each withdrawal counts as one of the six permitted each contract year.

         SYSTEMATIC WITHDRAWALS

Beginning August 18, 2000, you may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

We reserve the right to change the limitation on the total amount of systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

These withdrawals are in addition to the lump sum withdrawals discussed above and the one lump sum transfer to Account B allowed each contract year. You cannot make systematic withdrawals from Account A and automatic transfers from Account A to Account B in the same contract year.

We will not impose a contingent deferred sales charge on systematic withdrawals except to the extent that, when added to prior lump sum withdrawals from Account A and prior lump sum transfers to Account B in the same contract year, the systematic withdrawals exceed the "free withdrawal amount" described under "Lump Sum Withdrawals" above.

You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years.

         SUMMARY OF WITHDRAWAL RIGHTS

To summarize, once these new withdrawal provisions become effective, you will have the following withdrawal rights under your Contract each contract year:

----------------------------------------------------------------------------------------------------------------
                                                                                     CONTINGENT DEFERRED SALES
                                PERMISSIBLE NUMBER OR    CURRENT LIMITATIONS ON THE            CHARGE
                               FREQUENCY OF WITHDRAWALS       AMOUNT WITHDRAWN                IMPOSED
----------------------------------------------------------------------------------------------------------------
FROM ACCOUNT A
----------------------------------------------------------------------------------------------------------------
Lump Sum Withdrawals           6 per contract year     Contract value in excess of    None on withdrawals that
                                                                  $2,000              do not exceed the "free
                                                                                      withdrawal amount" on the
                                                                                      date you request a withdrawal
----------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                    PERMISSIBLE NUMBER
                                     OR FREQUENCY OF         CURRENT LIMITATIONS ON THE       CONTINGENT DEFERRED
                                       WITHDRAWALS              AMOUNT WITHDRAWN                 SALES CHARGE
                                                                                                   IMPOSED
---------------------------------------------------------------------------------------------------------------------
    Systematic Withdrawals         Monthly, quarterly,      10% of total premiums paid      None on withdrawals that
                                 semi-annual, or annual     into Account A that are         do not exceed the "free
                                                             subject to a contingent         withdrawal amount on the
                                                            deferred sales charge,               date withdrawn
                                                            plus 100% of total premiums
                                                            paid into Account
                                                            A that are no longer subject
                                                            to a contingent deferred
                                                            sales charge, less any prior
                                                              amounts withdrawn from
                                                              Account A during that
                                                          contract year, less any prior
                                                             amount transferred from
                                                           Account A to Account B during
                                                                that contract year
------------------------------- ------------------------- ------------------------------- ---------------------------
FROM ACCOUNT B
------------------------------- ------------------------- ------------------------------- ---------------------------
    Lump Sum Withdrawals               Unlimited                    Unlimited                        None
------------------------------- ------------------------- ------------------------------- ---------------------------
                                  Monthly, quarterly,
    Automatic Withdrawals        semi-annual, or annual             Unlimited                        None
------------------------------- ------------------------- ------------------------------- ---------------------------


                                     * * *

Please retain this supplement with your Prospectus for your reference. A copy of the current prospectus for the Focus Twenty Select Fund is also enclosed. If you have any questions, please contact your Financial Consultant or the Service Center at 1-800-535-5549.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
     (1) Financial Statement of ML of New York Variable Annuity Separate Account A as of December 31, 1999 and for the two years ended December 31, 1999 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)
     (2) Financial Statements of ML of New York Variable Annuity Separate Account B as of December 31, 1999 and for the two years ended December 31, 1999 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)
     (3) Financial Statements of ML Life Insurance Company of New York for the three years ended December 31, 1999 and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement)
(b) Exhibits

     (1) Resolution of the Board of Directors of ML Life Insurance Company of New York establishing the ML of New York Variable Annuity Separate Account A and ML of New York Variable Annuity Separate Account B (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
            1996).

     (2)    Not Applicable

     (3) Underwriting Agreement Between ML Life Insurance Company of New York and Merrill Lynch, Pierce, Fenner & Smith Incorporated (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

     (4)(a) Individual Variable Annuity Contract issued by ML Life Insurance Company of New York. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

        (b) ML Life Insurance Company of New York Contingent Deferred Sales Charge Waiver Endorsement (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

        (c) ML Life Insurance Company of New York Individual Retirement Annuity Endorsement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

        (d) ML Life Insurance Company of New York Endorsement (MLNY008) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43654 Filed April 26, 1995).

        (e) ML Life Insurance Company of New York Endorsement (MLNY011) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43654 Filed April 26, 1995).

        (f) ML Life Insurance Company of New York Individual Variable Annuity Contract (MLNY-VA-001NY1) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-43654 Filed April 26, 1995).

        (g) ML Life Insurance Company of New York Endorsement (MLNY013) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
            1996).

            (h) ML Life Insurance Company of New York Endorsement (MLNY014) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (i) Tax-Sheltered Annuity Endorsement (Incorporated by Reference to Registrant's Post-Effective Amendment No. 14 to Form N-4, Registration No. 33-43654 Filed April 16, 1999).

            (j)         ML Life Insurance Company of New York Endorsement
                        (MLNY038).
            (k)         ML Life Insurance Company of New York Endorsement
                        (MLNY039).

         (5)(a) ML Life Insurance Company of New York Variable Annuity Application (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (b) ML Life Insurance Company of New York Variable Annuity Application (MLNY010) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No. 33-43654 Filed April 25, 1996).

         (6)(a)(i) Certificate of Amendment and Restatement of Charter of Royal Tandem Life Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

         (6)(a)(ii) Certificate of Amendment of the Charter of ML Life Insurance Company of New York (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (b) By-Laws of ML Life Insurance Company of New York (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

         (7)            Not Applicable

         (8)(a) Amended General Agency Agreement (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43654 Filed April 28, 1994).

            (b) Indemnity Agreement Between ML Life Insurance Company of New York and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (c) Management Agreement Between ML Life Insurance Company of New York and Merrill Lynch Asset Management, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (d) Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Reserve Assets Fund (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (e) Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (f) Agreement Between ML Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (g)         Service Agreement Between Tandem Financial Group, Inc.
                        and Royal Tandem Life Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (h) Reimbursement Agreement Between Merrill Lynch Asset Management, Inc. and Merrill Lynch Life Agency (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (i) Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-34894 Filed April 17, 2000).

            (j) Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York, and Family Life Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43654 Filed April 28,
                        1994).

            (k) Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (l) Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's Post-Effective Amendment No. 11 to Form N-4, Registration No. 33-43654 Filed April 23, 1997).

            (m) Amendment to the Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and ML Life Insurance Company of New York. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-34894 Filed April 17, 2000).

            (n) Form of Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (o) Form of Participation Agreement Among MFS Variable Insurance Trust, ML Life Insurance Company of New York, and Massachusetts Financial Services Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

            (p) Form of Participation Agreement Among ML Life Insurance Company of New York, Hotchkis and Wiley Variable Trust, and Hotchkis and Wiley (Incorporated by Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).

            (q) Form of Amendment to Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).

            (r) Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).

            (s) Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-34894 Filed April 17, 2000).

             (t) Form of Participation Agreement Between Merrill Lynch, Pierce, Fenner & Smith Incorporated and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).

             (u) Form of Participation Agreement Between Mercury Asset Management V.I. Funds, Inc. and ML Life Insurance Company of New York (Incorporated by Reference to Registrant's Post-Effective Amendment No. 14 to form N-4, Registration No. 33-43654 Filed April 16, 1999).

             (v) Form of Amendment to Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).

             (w) Amendment to the Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. Dated June 5, 1998 (Incorporated by Reference to Registrant's Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43654 Filed May 1, 2000).

             (x) Amendment to the Participation Agreement Among ML Life Insurance Company of New York, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. Dated July 22, 1999 (Incorporated by Reference to Registrant's Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43654 Filed May 1, 2000).

             (y) Amendment to Participation Agreement Between ML Life Insurance Company of New York and Hotchkis and Wiley Variable Trust Dated July 22, 1999 (Incorporated by Reference to Registrant's Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43654 Filed May 1,
                        2000).

         (9) Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

         (10)(a)        Written Consent of Sutherland Asbill & Brennan LLP.

             (b) Written Consent of Deloitte & Touche LLP independent auditors.

             (c)        Consent of Barry G. Skolnick, Esq.

         (11)           Not Applicable

         (12)           Not Applicable

         (13) Schedule for Computation of Performance Quotations (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9, 1996).

         (14)(a) Power of Attorney from Frederick J.C. Butler (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

             (b) Power of Attorney from Michael P. Cogswell (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed
                        March 2, 1994).

             (c) Power of Attorney from Sandra K. Cox (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2,
                        1994).

             (d)        Power of Attorney from Joseph E. Crowne, Jr.
                        (Incorporated by Reference to Registrant's
                        Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

             (e) Power of Attorney from David M. Dunford (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

             (f) Power of Attorney from John C.R. Hele (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2,
                        1994).

         (g) Power of Attorney from Robert L. Israeloff (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

         (h) Power of Attorney from Allen N. Jones (Incorporated by Reference to Registrant's Post-Effective Amendment No. 11 to Form N-4, Registration No. 33-43654 Filed April 23, 1997).

         (i) Power of-Attorney from Cynthia L. Kahn (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

         (j) Power of Attorney from Robert A. King (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

         (k) Power of Attorney from Irving M. Pollack (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

         (I) Power of Attorney from Barry G. Skolnick (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

         (m) Power of Attorney from William A. Wilde (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

         (n) Power of Attorney from Anthony J. Vespa (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43654 Filed March 2, 1994).

         (o) Power of Attorney from Francis X. Ervin, Jr. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No. 33-43654 Filed April 25, 1996).

         (p) Power of Attorney from Gail R. Farkas (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, Registration No. 33-43654 Filed April 25, 1996).

         (q) Power of Attorney from Stanley C. Peterson (Incorporated by Reference to ML Life Insurance Company of New York's Registration Statement on Form S-1, Registration No. 333-48983 Filed March 31,
               1998).

         (r) Power of Attorney from Richard M. Drew (Incorporated by Reference to ML Life Insurance Company of New York's Registration Statement on Form S-3, Registration No. 333-48983 Filed April 6, 2000).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*



           NAME                     PRINCIPAL BUSINESS ADDRESS          POSITION WITH DEPOSITOR*
------------------------         --------------------------------    -----------------------------

Frederick J.C. Butler            Butler, Chapman & Co. LLC           Director.
                                 609 Fifth Avenue
                                 New York, NY 10017

Michael P. Cogswell              800 Scudders Mill Road              Director, Vice President and
                                 Plainsboro, NJ 08536                  Senior Counsel.

Joseph E. Crowne, Jr.            800 Scudders Mill Road              Director, Senior Vice President,
                                 Plainsboro, NJ 08536                  Chief Financial Officer, Chief
                                                                       Actuary and Treasurer.

David M. Dunford                 800 Scudders Mill Road              Director, Senior Vice President
                                 Plainsboro, NJ 08536                  and Chief Investment Officer.


           NAME                      PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
------------------------        ---------------------------------    -----------------------------

Gail R. Farkas                  800 Scudders Mill Road               Director and Senior Vice
                                Plainsboro, NJ 08536                   President.

Richard M. Drew                 3430 81st Street                     Director
                                Jackson Heights, NY 11372

Robert L. Israeloff             Israeloff, Trattner & Co.            Director.
                                11 Sunrise Plaza
                                Valley Stream, NY 11580-6169

Allen N. Jones                  800 Scudders Mill Road               Director.
                                Plainsboro, NJ 08536

Cynthia Kahn Sherman            Rogers & Wells                       Director.
                                200 Park Avenue
                                New York, NY 10166

Robert A. King                  119 Formby                           Director.
                                Williamsburg, VA 23188

Stanley C. Peterson             800 Scudders Mill Road               Director.
                                Plainsboro, NJ 08536

Irving M. Pollack               11400 Strand Drive                   Director.
                                Suite 310
                                Rockville, MD 20852-2970

Barry G. Skolnick               800 Scudders Mill Road               Director, Senior Vice President,
                                Plainsboro, NJ 08536                   General Counsel and Secretary.

Anthony J. Vespa                800 Scudders Mill Road               Director, Chairman of the Board,
                                Plainsboro, NJ 08536                   Chief Executive Officer and
                                                                       President.

Deborah J. Adler                800 Scudders Mill Road               Vice President and Actuary.
                                Plainsboro, NJ 08536

Robert J. Boucher               1414 Main Street                     Senior Vice President, Variable
                                Springfield, MA 01102                  Life Administration.

Edward W. Diffin, Jr.           800 Scudders Mill Road               Vice President and Senior Counsel.
                                Plainsboro, NJ 08536

Linda Gillis                    4804 Deer Lake Drive East            Vice President and Assistant
                                Jacksonville, FL 32246                 Secretary.

Diana Joyner                    1414 Main Street                     Vice President.
                                Springfield, MA 01102

Robin Maston                    800 Scudders Mill Road               Vice President and Senior
                                Plainsboro, NJ 08536                   Compliance Officer.

Jeanne Markey                   800 Scudders Mill Road               Vice President.
                                Plainsboro, NJ 08536

Kelly A. O'Dea                  800 Scudders Mill Road               Vice President and Senior
                                Plainsboro, NJ 08536                   Compliance Officer.

Robert Ostrander                1414 Main Street                     Vice President and Controller.
                                Springfield, MA 01102

Shelley K. Parker               1414 Main Street                     Vice President and Assistant
                                Springfield, MA 01102                  Secretary.

Julia Raven                     800 Scudders Mill Road               Vice President.
                                Plainsboro, NJ 08536

Lori M. Salvo                   800 Scudders Mill Road               Vice President and Senior
                                Plainsboro, NJ 08536                   Counsel.

John A. Shea                    800 Scudders Mill Road               Vice President.
                                Plainsboro, NJ 08536

Frederick H. Steele             800 Scudders Mill Road               Vice President.
                                Plainsboro, NJ 08536


           NAME                      PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR*
------------------------        ---------------------------------    -----------------------------
Donald C. Stevens, III          800 Scudders Mill Road               Vice President and Controller.
                                Plainsboro, NJ 08536

Tracy A. Bartoy                 4804 Deer Lake Drive East            Vice President and Assistant
                                Jacksonville, FL 32246                 Secretary.

Robert J. Viamari               1414 Main Street                     Vice President and Assistant
                                Springfield, MA 01102                  Secretary.

Denis G. Wuestman               800 Scudders Mill Road               Vice President.
                                Plainsboro, NJ 08536

Matthew J. Rider                800 Scudders Mill Road               Vice President and Actuary.
                                Plainsboro, NJ 08536

Amy S. Winston                  800 Scudders Mill Road               Vice President and Director of
                                Plainsboro, NJ 08536                   Compliance.

------------------------
 * Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 25, 2000 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                           STATE OF
NAME                                                                       JURISDICTION OF ENTITY
----                                                                       ----------------------------
Merrill Lynch & Co., Inc. ...........................................      Delaware
   Merrill Lynch, Pierce, Fenner & Smith Incorporated(1) ............      Delaware
     Broadcort Capital Corp. ........................................      Delaware
     Merrill Lynch Life Agency Inc.(2) ..............................      Washington
     Merrill Lynch Professional Clearing Corp.(3) ...................      Delaware
   Merrill Lynch Bank & Trust Co. ...................................      New Jersey
   Merrill Lynch Capital Services, Inc. .............................      Delaware
   Merrill Lynch Government Securities, Inc. ........................      Delaware
     Merrill Lynch Money Markets Inc. ...............................      Delaware
   Merrill Lynch Group, Inc. ........................................      Delaware
     Merrill Lynch & Co., Canada Ltd. ...............................      Ontario
       Merrill Lynch Canada Inc. ....................................      Canada
     Mercury Asset Management Group Ltd.(4) .........................      England
       Mercury Asset Management Holdings Ltd. .......................      England
     Merrill Lynch Asset Management L.P.(5) .........................      Delaware
     Merrill Lynch Capital Partners, Inc. ...........................      Delaware
     Merrill Lynch Futures Inc. .....................................      Delaware

                                                                         STATE OF
NAME                                                                     JURISDICTION OF ENTITY
----                                                                     ----------------------------
   Merrill Lynch Insurance Group, Inc                                      Delaware
     Merrill Lynch Life Insurance Company                                  Arkansas
     ML Life Insurance Company of New York                                 New York
   Merrill Lynch International Finance Corporation                         New York
      Merrill Lynch International Bank Limited                             England
       Merrill Lynch Bank (Suisse) S.A.                                    Switzerland
   Merrill Lynch Group Holdings Limited                                    Ireland
      Merrill Lynch Capital Markets Bank Limited                           Ireland
   Merrill Lynch Mortgage Capital Inc.                                     Delaware
   Merrill Lynch Bank USA                                                  Utah
   Merrill Lynch Trust Company(6)                                          New Jersey
      Merrill Lynch Business Financial Services Inc.                       Delaware
      Merrill Lynch Credit Corporation                                     Delaware
   Merrill Lynch Investment Partners Inc.                                  Delaware
   MLDP Holdings, Inc.(7)                                                  Delaware
      Merrill Lynch Derivative Products AG                                 Switzerland
   ML IBK Positions, Inc.                                                  Delaware
      Merrill Lynch Capital Corporation                                    Delaware
   ML Leasing Equipment Corp.(8)                                           Delaware
  Merrill Lynch International Incorporated                                 Delaware
   Merrill Lynch (Australasia) Pty Limited                                 New South Wales
      Merrill Lynch International (Australia) Limited(9)                   New South Wales
    Merrill Lynch International Bank                                       United States
    Merrill Lynch International Holdings Inc.                              Delaware
      Merrill Lynch Bank and Trust Company (Cayman) Limited                Cayman Islands,
                                                                           British West Indies
      Merrill Lynch Capital Markets A.G.                                   Switzerland
      Merrill Lynch Europe PLC                                             England
        Merrill Lynch Europe Holdings Limited                              England
          Merrill Lynch International(10)                                  England
        Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited  England
      Merrill Lynch Europe Ltd.                                            Cayman Islands,
                                                                           British West Indies
      Merrill Lynch France                                                 France
        Merrill Lynch Capital Markets (France) S.A.                        France
      Merrill Lynch (Asia Pacific) Limited                                 Hong Kong
        Merrill Lynch Far East Limited                                     Hong Kong
     Merrill Lynch Japan Incorporated                                      Cayman Islands
                                                                           British West Indies

-----------------------
 (1) MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Merrill Lynch Asset Management L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.

 (6) Similarly named affiliates and subsidiaries that provide trust and custodial services are incorporated in various other jurisdictions.

 (7) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.

(8) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

(9)  Held through an intermediate subsidiary.

(10) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS

     The number of contracts in force as of  July 3, 2000  was 8,100.
                                            -------------      -----

ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

         ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Corporate Fund Accumulation Program, Inc.; Defined Asset Funds--Municipal Insured Series; Equity Investor Fund; The Fund of Stripped ("Zero") U.S. Treasury Securities; The GNMA Investment Accumulation Program; Government Securities Income Fund; International Bond Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; and Municipal Investment Trust Fund; and The Municipal Fund Accumulation Program, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account B; Merrill Lynch Life Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

    (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

                     NAME AND PRINCIPAL
                      BUSINESS ADDRESS                      POSITIONS AND OFFICES WITH UNDERWRITER
                 ---------------------------            ---------------------------------------------
                 John L. Steffens(1)                    Director, Chairman of the Board, and Chief
                                                        Executive Officer
                 Thomas W Davis(1)                      Executive Vice President
                 Barry S. Friedberg(1)                  Executive Vice President
                 Edward L. Goldberg(1)                  Executive Vice President
                 Jerome P. Kenney(1)                    Executive Vice President
                 E. Stanley O'Neal(1)                   Director and Executive Vice President
                 Thomas H. Patrick(1)                   Executive Vice President
                 George A. Schieren(2)                  Director, General Counsel
                                                          and Senior Vice President
                 Winthrop H. Smith, Jr.(1)              Executive Vice President
                 John C. Stomber(3)                     Senior Vice President and Treasurer
                 Roger M. Vasey(1)                      Executive Vice President

(1) World Financial Center, 250 Vesey Street, New York, NY 10080
(2) 222 Broadway Street, 14th Floor, New York, NY 10038
(3) World Financial Center, 225 Liberty Street, New York, NY 10281

    (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 100 Church Street, 11th Floor, New York, NY 10080-6511, at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

    (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

    (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

    (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 38, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 7th day of July, 2000.

                                                                   ML of New York Variable Annuity
                                                                   Separate Account A
                                                                                  (Registrant)

   Attest:  /s/ EDWARD W. DIFFIN, JR.                         By:  /s/ BARRY G. SKOLNICK
            ---------------------------------                      --------------------------------------
            Edward W. Diffin, Jr.                                  Barry G. Skolnick
            Vice President and Senior Counsel                      Senior Vice President of
                                                                   ML Life Insurance Company of New York


                                                                   ML Life Insurance Company of New York
                                                                                  (Depositor)

   Attest:  /s/ EDWARD W. DIFFIN, JR.                         By:  /s/ BARRY G. SKOLNICK
            ---------------------------------                      --------------------------------------
            Edward W. Diffin, Jr.                                  Barry G. Skolnick
            Vice President and Senior Counsel                      Senior Vice President

    As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities indicated on July 7, 2000.

                        SIGNATURE                                                     TITLE
                        ---------                                                     -----


                             *                                Chairman of the Board, President and Chief Executive Officer
   ------------------------------------------------------
   Anthony J. Vespa


                             *                                Director, Senior Vice President, Chief Financial Officer,
   ------------------------------------------------------       Chief Actuary and Treasurer
   Joseph E. Crowne, Jr.


                             *                                Director, Senior Vice President, and Chief Investment Officer
   ------------------------------------------------------
   David M. Dunford


                             *                                Director and Senior Vice President
   ------------------------------------------------------
   Gail R. Farkas


                             *                                Director, Vice President and Senior Counsel
   ------------------------------------------------------
   Michael P. Cogswell

                      SIGNATURE                                                         TITLE
                      ---------                                                         -----
                          *                                      Director
-------------------------------------------------------
Frederick J.C. Butler


                          *                                      Director
-------------------------------------------------------
Richard M. Drew


                          *                                      Director
-------------------------------------------------------
Robert L. Israeloff


                          *                                      Director
-------------------------------------------------------
Allen N. Jones


                          *                                      Director
-------------------------------------------------------
Cynthia Kahn Sherman


                          *                                      Director
-------------------------------------------------------
Robert A. King


                          *                                      Director
-------------------------------------------------------
Stanley C. Peterson


                          *                                      Director
-------------------------------------------------------
Irving M. Pollack


*By: /s/ BARRY G. SKOLNICK
-------------------------------------------------------          In his own capacity as Director, Senior Vice
Barry G. Skolnick                                                  President, General Counsel, and Secretary
                                                                   and as Attorney-In-Fact

                                  EXHIBIT INDEX

     EXHIBIT                                           DESCRIPTION                                          PAGE
     -------                                           -----------                                          ----
4(j)             ML Life Insurance Company of New York Endorsement (MLNY038)............................     C-
4(k)             ML Life Insurance Company of New York Endorsement (MLNY039) ...........................     C-
(10)(a)          Written Consent of Sutherland Asbill & Brennan LLP ....................................     C-
(10)(b)          Written Consent of Deloitte & Touche LLP, independent auditors ........................     C-
(10)(c)          Written Consent of Barry G. Skolnick, Esq. ............................................     C-